Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Common stock, par value	$ 10	$ 10
Common stock, shares authorized	26,000,000,000	26,000,000,000
Common stock, shares issued	12,483,248,000	12,422,402,000